FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,022	$3,022
Accounts and other receivable, net (current and non-current)	—	—	7,188	7,188
Other assets (current and non-current) (1)	—	—	548	548
Financial assets (current and non-current) (2)	906	5,646	6,877	13,429
Total	$906	$5,646	$17,635	$24,187
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$778	$347	$11,596	$12,721
Borrowings (current and non-current)	—	—	46,898	46,898
Total	$778	$347	$58,494	$59,619
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $2,770 million.
(2)FVOCI includes $534 million of derivative assets and $347 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,242 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (2)(3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,904 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, insurance liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Marketable securities	$1,139	$1,227
Restricted cash	184	214
Derivative assets	153	133
Loans and notes receivable	324	257
Other financial assets (1)	57	148
Total current	$1,857	$1,979
Non-current
Marketable securities	$2,743	$2,682
Restricted cash	245	245
Derivative assets	606	507
Loans and notes receivable	6,010	5,500
Other financial assets (1)	1,968	1,995
Total non-current	$11,572	$10,929
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(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current, net	$6,207	$6,401
Non-current, net
Accounts receivable	134	126
Retainer on customer contract	84	70
Billing rights	763	681
Total non-current, net	$981	$877
Total	$7,188	$7,278